Personnel expenses and employee information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	43,267	41,697	38,805
Payroll employees (in FTEs)	44,209	44,027	42,416
Customer Support and Sales
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	10,235	10,344	10,790
Manufacturing and Supply Chain Management
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	11,124	11,341	9,954
Strategic Supply Management
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	1,929	1,965	2,033
General and Administrative
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	4,473	4,385	4,035
Research and Development
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	16,448	15,992	15,604
Temporary FTEs
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	689	1,241	2,107
Payroll FTEs
Personnel Employed Per Sector [Line Items]
Payroll employees (in FTEs)	43,520	42,786	40,309
Netherlands
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	22,801	21,811	19,876